Partners' Capital Partners Capital	3 Months Ended
Mar. 31, 2015
Partners' Capital [Abstract]
Partners' Capital Disclosure
(7)      Partners’ Capital

(a) Issuance of Common Units

In November 2014, the Partnership entered into an Equity Distribution Agreement (the “BMO EDA”) with BMO Capital Markets Corp., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc., Jefferies LLC, Raymond James & Associates, Inc. and RBC Capital Markets, LLC (collectively, the “Sales Agents”) to sell up to $350.0 million in aggregate gross sales of the Partnership’s common units from time to time through an “at the market” equity offering program. The Partnership may also sell common units to any Sales Agent as principal for the Sales Agent’s own account at a price agreed upon at the time of sale. The Partnership has no obligation to sell any of the common units under the BMO EDA and may at any time suspend solicitation and offers under the BMO EDA. For the three months ended March 31, 2015, the Partnership sold an aggregate of 0.1 million common units under the BMO EDA, generating proceeds of approximately $2.2 million (net of less than $0.1 million of commissions). The Partnership used the net proceeds for general partnership purposes. As of March 31, 2015, approximately $339.7 million remains available to be issued under the agreement.

(b) Class C Common Units

In March 2015, the Partnership issued 6,704,285 Class C Common Units representing a new class of limited partner interests as partial consideration for the acquisition of Coronado. For further discussion see Note 3- Acquisitions. The Class C Common Units are substantially similar in all respects to the Partnership's common units, except that distributions paid on the Class C Common Units may be paid in cash or in additional Class C Common Units issued in kind, as determined by the General Partner in its sole discretion. The Class C Common Units will automatically convert into common units on a one-for-one basis on the earlier to occur of (i) the date on which the General Partner, in its sole discretion, determines to convert all of the outstanding Class C Common Units into common units and (ii) the first business day following the date of the distribution for the quarter ended March 31, 2016.

(c) Class D Common Units

In February 2015, the Partnership issued 31,618,311 Class D Common Units to Acacia as consideration for a 25% interest in Midstream Holdings. For further discussion see Note 3 - Acquisitions. The Partnership’s Class D Common Units were substantially similar in all respects to the Partnership’s common units, except that they were only entitled to a pro rata distribution from the date of issuance for the fiscal quarter ended March 31, 2015. The Partnership’s Class D Common Units automatically converted into the Partnership’s common units on a one-for-one basis on May 4, 2015 and are included with common units outstanding as of March 31, 2015.

(d)  Distributions

Unless restricted by the terms of the Partnership’s credit facility and/or the indentures governing the Partnership's senior unsecured notes, the Partnership must make distributions of 100% of available cash, as defined in the partnership agreement, within 45 days following the end of each quarter. Distributions are made to the General Partner in accordance with its current percentage interest with the remainder to the common unitholders, subject to the payment of incentive distributions as described below to the extent that certain target levels of cash distributions are achieved. The General Partner is not entitled to its general partner or incentive distributions with respect to the Class C Common Units issued in kind.

Our General Partner owns the general partner interest in us and all of our incentive distribution rights. Our General Partner is entitled to receive incentive distributions if the amount we distribute with respect to any quarter exceeds levels specified in our partnership agreement. Under the quarterly incentive distribution provisions, generally our General Partner is entitled to 13.0% of amounts we distribute in excess of $0.25 per unit, 23% of the amounts we distribute in excess of $0.3125 per unit and 48.0% of amounts we distribute in excess of $0.375 per unit.

A summary of the distribution activity relating to the common units for the three months ended March 31, 2015 is provided below:

Declaration period	Distribution/unit	Date paid/payable
Fourth Quarter of 2014	$0.375	February 12, 2015
First Quarter of 2015 (1)	$0.38	May 14, 2015

(1) The Partnership declared a partial first quarter 2015 distribution on its Class D Common Units of $0.18 per unit to be paid on May 14, 2015. Distributions declared for the Class D Common Units represent a pro rata distribution for the number of days the Class D Common Units were issued and outstanding during the quarter. The Class D Common Units automatically converted into common units on a one-for-one basis on May 4, 2015.

(e) Earnings per Unit and Dilution Computations

As required under FASB ASC 260-10-45-61A, unvested share-based payments that entitle employees to receive non-forfeitable distributions are considered participating securities, as defined in FASB ASC 260-10-20, for earnings per unit calculations. Net income earned by the Predecessor prior to March 7, 2014 is not included for purposes of calculating earnings per unit as the Predecessor did not have any unitholders. Net income attributable to the Transferred Interests and VEX Interests acquired from Acacia and Devon, respectively, for the period prior to the Partnership’s acquisition of the Transferred Interests and VEX Interests are not allocated to the limited partners for purposes of calculating net income per common unit. The following table reflects the computation of basic and diluted earnings per limited partner unit for the period presented (in millions, except per unit amounts):

	Three Months Ended March 31,
	2015	2014*
Limited partners’ interest in net income	$9.0	$7.7
Distributed earnings allocated to:
Common units (1) (2)	$99.5	$51.3
Unvested restricted units (1)	0.4	0.2
Total distributed earnings	$99.9	$51.5
Undistributed loss allocated to:
Common units (2)	$(90.5)	$(43.7)
Unvested restricted units	(0.4)	(0.1)
Total undistributed loss	$(90.9)	$(43.8)
Net income allocated to:
Common units (2)	$9.0	$7.6
Unvested restricted units	—	0.1
Total limited partners’ interest in net income	$9.0	$7.7
Basic and diluted net income per unit:
Basic	$0.03	$0.03
Diluted	$0.03	$0.03
* The three months ended March 31, 2014 amounts consist only of the period from March 7, 2014 through March 31, 2014.
(1) Three months ended March 31, 2015 and 2014 represents a declared distribution of $0.38 per unit payable on May 14, 2015 and declared distribution of $0.36 per unit for common units paid on May 14, 2014.
(2) Includes declared partial distribution of $0.18 per unit for Class D Common Units payable May 14, 2015 and declared partial distribution of $0.10 per unit for Class B Common Units paid on May 14, 2014.

The following are the unit amounts used to compute the basic and diluted earnings per limited partner unit for the periods presented (in millions):

	Three Months Ended March 31,
Basic weighted average units outstanding:	2015	2014*
Weighted average limited partner basic common units outstanding (1)	246.7	109.0
Weighted average Class B Common Units outstanding	—	120.5
Weighted average Class C Common Units outstanding	1.1	—
Weighted average Class D Common Units outstanding	15.1	—
Total weighted average limited partner common units outstanding (1)	262.9	229.5
Diluted weighted average units outstanding:
Weighted average limited partner basic common units outstanding (1)	262.9	229.5
Dilutive effect of restricted units issued	0.4	0.6
Total weighted average limited partner diluted common units outstanding (1)	263.3	230.1

* The three months ended March 31, 2014 amounts consist only of the period from March 7, 2014 through March 31, 2014.
(1) Weighted average limited partner common units outstanding do not include common units or Class E Common Units issued on April 1, 2015 and May 27, 2015, respectively, in connection with the acquisition of the VEX Interests and May Transferred Interests, respectively.
All outstanding units were included in the computation of diluted earnings per unit and weighted based on the number of days such units were outstanding during the periods presented.

Net income is allocated to the General Partner in an amount equal to its incentive distributions as described in Note 7(d). The General Partner's share of net income consists of incentive distributions to the extent earned, a deduction for unit-based compensation attributable to ENLC’s restricted units and the percentage interest of the Partnership’s net income adjusted for ENLC's unit-based compensation specifically allocated to the General Partner. The net income allocated to the General Partner is as follows for the periods presented (in millions).

	Three Months Ended March 31,
	2015 (1)	2014 (1)*
Income allocation for incentive distributions	$8.8	$1.4
Unit-based compensation attributable to ENLC’s restricted units	(7.0)	(0.6)
General Partner interest in net income	0.1	0.1
General Partner interest in drop down transactions	24.6	9.5
General Partner share of net income	$26.5	$10.4

* The three months ended March 31, 2014 amounts consist only of the period from March 7, 2014 through March 31, 2014.
(1) Financial information has been recast to include the financial position and results attributable to the May Transferred Interests and VEX Interests.